Discontinued Operations - Schedule of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Discontinued Operations And Disposal Groups [Abstract]
Sales, net	$ 0	$ 0	$ 0
Cost of sales	(103)	(172)	(178)
Gross loss	(103)	(172)	(178)
Operating expenses:
Research and development	(30)		(18)
Selling, marketing, general and administrative	(169)	(142)	(141)
Operating loss	(302)	(314)	(337)
Financial (expenses) income, net	113	(67)	65
Other income, net	(146)	29	36
Loss before income taxes	(335)	(352)	(236)
Net loss from discontinued operations	$ (335)	$ (352)	$ (236)